Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts and Other Receivables
As of December 31, 2016 and 2015, accounts and other receivables consisted of the following (in thousands):

	December 31,
	2016	2015
SPL trade receivable	$87,555	$—
SPLNG trade receivable	396	—
Other accounts receivable	2,245	741
Total accounts and other receivables	$90,196	$741